Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of Cash Flows [Abstract]
Net cash used in operating activities	$ (10,073,063)	$ (6,960,387)
Net cash provided by (used in) investing activities	(26,915)	(58,850)
Net cash provided by financing activities	7,670,698	415,690
Effect of changes of foreign exchange rate on cash	261,068	60,563
Net increase in cash	(2,168,212)	(6,542,984)
Cash, beginning of the period	26,634,332	7,027,964
Cash, end of the period	$ 24,466,120	$ 484,980